EFFECT OF NEW ACCOUNTING STANDARDS	12 Months Ended
Jun. 27, 2018
Effect of New Accounting Standards [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment - In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update eliminates step two of the goodwill impairment analysis. Companies will no longer be required to perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, they will measure impairment as the difference between the carrying amount and the fair value of the reporting unit. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2019, which will require us to adopt these provisions in the first quarter of fiscal 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed with measurement dates after January 1, 2017. The update will be applied on a prospective basis. We do not expect the adoption of this guidance to have any impact to our consolidated financial statements as the fair value of our reporting units is substantially in excess of the carrying values.
ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (Topic 230) - In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (Topic 230). This update provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2017, which will require us to adopt these provisions in the first quarter of fiscal 2019. Early adoption is permitted for financial statements that have not been previously issued. The update will be applied on a retrospective basis. We do not expect the adoption of this guidance to have a material impact to our consolidated financial statements or debt covenants.
ASU 2016-02, Leases (Topic 842) - In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The FASB has subsequently amended this update by issuing additional ASU’s that provide clarification and further guidance around areas identified as potential implementation issues. These updates requires a lessee to recognize in the balance sheet a liability to make lease payments and a corresponding right-of-use asset for virtually all leases, other than leases with a term of 12 months or less. The update also requires additional disclosures about the amount, timing, and uncertainty of cash flows arising from leases. In February 2018, the FASB issued ASU 2018-01 that provided a practical expedient for existing or expired land easements that were not previously accounted for in accordance with ASC 840. The practical expedient would allow entities to elect not to assess whether those land easements are, or contain, leases in accordance with ASC 842 when transitioning to the new leasing standard. The ASU clarifies that land easements entered into (or existing land easements modified) on or after the effective date of the new leasing standard must be assessed under ASC 842.
The updates are effective for annual and interim periods for fiscal years beginning after December 15, 2018, which will require us to adopt these provisions in the first quarter of fiscal 2020. Early adoption is permitted for financial statements that have not been previously issued. In July 2018, the FASB issued ASU 2018-11 that provided either a modified retrospective transition approach with application in all comparative periods presented, or an alternative transition method, which permits a company to use its effective date as the date of initial application without restating comparative period financial statements. We anticipate implementing the standard by taking advantage of the practical expedient options. The discounted minimum remaining rental payments will be the starting point for determining the right-of-use asset and lease liability. We had operating leases with remaining rental payments of approximately $569.9 million at the end of fiscal 2018. We expect that adoption of the new guidance will have a material impact to our consolidated balance sheets due to recognition of the right-of-use asset and lease liability related to our current operating leases. The process of evaluating the full impact of the new guidance to our consolidated financial statements and disclosures is ongoing, but we anticipate the initial evaluation of the impact will be completed in the first half of fiscal 2019.
ASU 2014-09, Revenue from Contracts with Customers (Topic 606) - In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The FASB has subsequently amended this update by issuing additional ASU’s that provide clarification and further guidance around areas identified as potential implementation issues. These updates provide a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. These updates also require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU 2015-14 delaying the effective date of adoption. These updates are now effective for annual and interim periods for fiscal years beginning after December 15, 2017, which will require us to adopt these provisions in the first quarter of fiscal 2019. Early application in fiscal 2018 is permitted, however we have elected to implement the new guidance effective first quarter of fiscal 2019. These updates permit the use of either the retrospective or cumulative effect transition method. We have selected the cumulative effect transition method.
We performed an analysis of the impact of the new revenue recognition guidance and developed a comprehensive plan for the implementation. The implementation plan included analyzing the impact to our current revenue streams, comparing our historical accounting policies to the new guidance, and identifying potential differences from applying the requirements of the new guidance to our contracts. Based on our evaluation of our revenue streams, we do not believe these updates will impact our recognition of revenue from sales generated at company-owned restaurants or recognition of royalty fees from our franchisees, which are our primary sources of revenue. Our evaluation found that accounting for initial franchise and development fees, advertising contributions from franchisees, and gift card breakage would be impacted for the adoption of ASC 606. Under the new guidance, we will defer the initial development and franchise fees and recognize revenue over the term of the related franchise agreement. This is different from our current accounting policy which is to recognize initial development and franchise fees when we have performed all material obligations and services, which generally occurs when the franchised restaurant opens.
The new guidance will also change our reporting of advertising fund contributions from franchisees and the related advertising expenditures, which are currently reported on a net basis in our Consolidated Statements of Comprehensive Income within Restaurant expenses. Under the new guidance, advertising fund contributions from franchisees will be reported on a gross basis within Franchise and other revenues in the Consolidated Statements of Comprehensive Income, and the related advertising expenses will continue to be reported within Restaurant expenses.
Additionally, under the new standard, estimated breakage income on gift cards will be recognized in proportion to the related gift card redemption patterns over the estimated life of the gift cards. Our current accounting policy is to estimate the amount of gift card balances for which redemption is remote, and record breakage income based on this estimate.
We expect upon adoption that we will record an increase to Total shareholders’ deficit in the Consolidated Balance Sheets of approximately $7.3 million which includes the impact of deferred taxes from adopting the standard. The recognition of unamortized franchise and development fees is expected to increase Total liabilities in the Consolidated Balance Sheets by approximately $18.0 million. Advertising contributions will increase both Total revenues and Total operating costs and expenses in fiscal 2019, with no impact to Net income. For the fiscal year ended June 27, 2018, advertising contributions included within Restaurant expenses in the Consolidated Statements of Comprehensive Income totaled $22.6 million. The reduction of gift card liability to adjust to the new redemption pattern is expected to decrease Total liabilities in the Consolidated Balance Sheets by approximately $8.2 million. We are currently in the process of implementing internal controls related to these revenue recognition updates and related disclosures under the new standards.